Interim Condensed Consolidated Statements of Financial Position (Parentheticals) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of financial position [abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	28,851,761	27,989,465
Ordinary shares, shares outstanding	28,851,761	27,989,465